Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
UNITED WHOLESALE MORTGAGE, LLC
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plans
NOTE 12 – EMPLOYEE BENEFIT PLAN
The Company has a 401(k) plan covering substantially all employees. Employees may contribute amounts as allowable by Internal Revenue Service and plan limitations. The Company may make discretionary matching and non-elective
contributions.